Document and Entity Information	Mar. 07, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2024
Entity File Number	001-33384
Entity Registrant Name	ESSA Bancorp, Inc.
Entity Central Index Key	0001382230
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	20-8023072
Entity Address, Address Line One	200 Palmer Street
Entity Address, City or Town	Stroudsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18360
City Area Code	570
Local Phone Number	421-0531
Title of 12(b) Security	Common
Trading Symbol	ESSA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false